The company has actions of a civil, labor, tax and regulatory nature involving risks of loss classified by its legal advisers and the administration as possible, for which there is no provision for legal and administrative proceedings constituted, and no (Details) - BRL (R$)
R$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 18,140,556	R$ 18,147,562
Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	1,292,202	1,101,332
Provision For Labor [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	392,035	340,801
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	16,309,439	16,586,353
Provision For Regulatory [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 146,880	R$ 119,076